Average Annual Total Returns (Vanguard Global Equity Fund Retail)	Vanguard Global Equity Fund Vanguard Global Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Global Equity Fund Vanguard Global Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Global Equity Fund Vanguard Global Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI ACWI Index Vanguard Global Equity Fund Vanguard Global Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	Spliced Global Equity Index Vanguard Global Equity Fund Vanguard Global Equity Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.31%	3.95%	2.77%	4.16%	4.16%
Five Years	10.96%	10.62%	8.78%	9.17%	9.17%
Ten Years	6.29%	5.66%	5.04%	6.09%	6.20%